UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09174

Aegis Value Fund, Inc.
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corp
6862 Elm Street, Suite 830, McLean, VA 22101
(Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
November 30, 2013 (Unaudited)

	Shares	Value
Common Stocks - 93.8%
Consumer Discretionary - 10.0%
Auto Components - 0.9%
Superior Industries International, Inc.	131,593	2,597,646

Hotels, Restaurants & Leisure - 3.6%
Bowl America, Inc. Class A	9,481	136,242
Century Casinos, Inc. (1)	280,063	1,492,736
Frisch's Restaurants, Inc.	18,486	440,244
Luby's, Inc. (1)	230,603	2,070,815
Ruby Tuesday, Inc. (1)	918,569	6,475,911
		10,615,948
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	209,074	3,297,097
Natuzzi S.p.A. - SP ADR (1)	46,020	106,766
Retail Holdings N.V.	57,305	1,100,256
		4,504,119
Media - 0.1%
Ballantyne Strong Inc. (1)	60,293	280,363

Multiline Retail - 0.9%
ALCO Stores Inc. (1)(3)	231,978	2,551,758

Specialty Retail - 0.7%
Citi Trends Inc. (1)	128,932	2,128,667

Textiles, Apparel & Luxury Goods - 2.3%
Delta Apparel, Inc. (3)	408,602	6,823,653
Tandy Brands Accessories, Inc (1)	237,574	92,654
		6,916,307
Total Consumer Discretionary		29,594,808

Consumer Staples - 4.8%
Food & Staples Retailing - 0.7%
Spartan Stores, Inc.	87,164	2,022,214

Food Products - 0.5%
Thorntons PLC (1)(2)	710,000	1,556,788

Tobacco - 3.6%
Alliance One International, Inc. (1)	3,453,760	10,672,119
Total Consumer Staples		14,251,121

Energy - 25.6%
Energy Equipment & Services - 8.4%
Cal Dive International, Inc (1)	2,817,502	5,212,379
Leader Energy Services Ltd. (1)(2)	409,933	33,758
McDermott International, Inc. (1)	1,089,561	8,879,922
Mitcham Industries, Inc. (1)	140,610	2,460,675
Patterson-UTI Energy, Inc.	350,359	8,166,868
		24,753,602
Oil, Gas & Consumable Fuels - 17.2%
Endeavour International Corp. (1)	125,458	607,217
EPL Oil & Gas, Inc. (1)	123,832	3,547,787
Magnum Hunter Resources, Corp. (1)	1,416,678	10,256,749
Peabody Energy Corp.	294,800	5,365,360
Questerre Energy Corp. (1)(2)	1,593,800	1,949,969
Stone Energy Corp. (1)	197,350	6,528,338
Swift Energy Co. (1)	442,500	5,889,675
WPX Energy Inc. (1)	838,046	15,579,275
ZaZa Energy Corp. (1)	1,189,943	1,261,339
		50,985,709
Total Energy		75,739,311

Financials - 11.8%
Capital Markets - 1.1%
SWS Group, Inc.	443,113	2,862,510
US Global Investors, Inc.	231,123	575,496
		3,438,006
Commercial Banks - 0.0%
Citizens Bancshares Corp.	3,024	17,539

Diversified Financial Services - 0.9%
California First National Bancorp.	167,096	2,735,362

Insurance - 7.1%
Aspen Insurance Holdings Ltd.	117,300	4,741,266
EGI Financial Holdings, Inc. (1)(2)	573,635	7,320,588
Tower Group International, Ltd.	1,209,286	5,030,630
White Mountains Insurance Group Ltd.	6,520	3,930,451
		21,022,935
Real Estate Investment Trusts (REITs) - 2.6%
BRT Realty Trust	472,798	3,361,594
CommonWealth REIT	178,655	4,264,495
		7,626,089
Thrifts & Mortgage Finance - 0.1%
First Federal of Northern Michigan Bancorp, Inc.	35,640	181,764
Total Financials		35,021,695

Industrials - 13.6%
Aerospace & Defense - 0.8%
Sypris Solutions, Inc.	888,627	2,488,156
The Allied Defense Group, Inc. (1)	1,599	7,995
		2,496,151

Airlines - 3.3%
Dart Group PLC (2)	1,681,578	6,294,258
JetBlue Airways Corp. (1)	393,176	3,495,334
		9,789,592
Commercial Services & Supplies - 0.3%
Versar, Inc. (1)	167,053	813,548

Construction & Engineering - 0.2%
Integrated Electrical Services, Inc. (1)	112,101	511,181

Machinery - 5.2%
Hardinge, Inc.	255,497	3,957,649
Tecumseh Products Co. Class A (1)(3)	920,988	8,040,225
Tecumseh Products Co. Class B (1)(3)	422,338	3,509,629
		15,507,503
Marine - 0.5%
Baltic Trading Ltd.	100,691	509,496
Globus Maritime Ltd. (1)	179,992	530,976
Ultrapetrol Bahamas Ltd. (1)	122,617	415,672
		1,456,144
Trading Companies & Distributors - 3.3%
Aircastle Ltd.	521,728	9,766,748
Total Industrials		40,340,867

Information Technology - 11.0%
Communication Equipment - 2.4%
Tellabs, Inc. (1)	2,914,393	7,140,263

Electronic Equipment, Instruments & Components - 4.2%
Frequency Electronics, Inc.	174,383	1,994,941
Ingram Micro, Inc. Class A (1)	245,900	5,763,896
Sanmina Corp. (1)	310,890	4,812,577
		12,571,414
IT Services - 1.1%
StarTek, Inc. (1)	485,278	3,105,779

Semiconductor & Semiconductor Equipment - 3.3%
Photronics, Inc. (1)	1,143,753	9,882,026
Total Information Technology		32,699,482

Materials - 16.5%
Metals & Mining - 11.9%
Amerigo Resources Ltd. (3)	8,772,500	2,789,655
AuRico Gold Inc.	607,078	2,385,816
Coeur Mining Corp. (1)	800,592	8,822,524
Dalradian Resources Inc (1)(2)	3,144,220	1,775,476
Geodrill Ltd. (1)(2)	93,300	65,856
Guyana Goldfields Inc. (1)	243,350	445,330
Horsehead Holding Corp. (1)	78,466	1,174,636
International Tower Hill Mines Ltd. (1)	31,200	12,652
Lake Shore Gold Corp. (1)	1,778,266	729,089
McEwen Mining, Inc. (1)	331,544	673,034
Nevsun Resources Ltd.	1,965,995	6,428,804
Olympic Steel Inc	103,685	2,910,438
Sulliden Gold Corp Ltd. (1)(2)	986,000	668,129
Universal Stainless & Alloy Products Inc. (1)	179,913	6,539,838
		35,421,277
Paper & Forest Products - 4.6%
Mercer International, Inc. (1)	634,086	6,023,817
Resolute Forest Products Inc. (1)	456,957	7,402,703
		13,426,520
Total Materials		48,847,797

Utilities - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Maxim Power Corp. (1)(2)	493,200	1,587,449
Total Materials		1,587,449

Total Common Stocks (Cost $237,299,463)		278,082,530

Warrants - 1.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resourses, Corp., Exercise Price: $85.00, 04/15/2016 (1)	141,668	284,752
Total Energy (Cost $0)		284,752

Financials - 1.0%
Insurance - 1.0%
American International Group, Inc., Exercise Price: $45.00, 01/19/2021 (1)	135,279	2,800,276
Total Financials (Cost $839,944)		2,800,276

Total Warrants (Cost $839,944)		3,085,028

Total Investments - 94.9% (Cost $238,139,407)		281,167,558
Other Assets in Excess of Liabiliies - 5.1%		15,214,497
Net Assets - 100.0%		$296,382,055

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company – The Fund is owner of more than 5% of the outstanding voting securities. See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(4)	Security was fair valued in accordance with the policies and procedures approved by the Board of Directors.

At November 30, 2013, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:
238,139,407
Cost of investments	66,675,056
Gross unrealized appreciation	(23,646,905)
Gross unrealized depreciation	43,028,151
Net unrealized depreciation on investments

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The securities in the portfolio have been organized by their respective GICS code.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Portfolio Characteristics
November 30, 2013
(Unaudited)

Industry Breakdown
	% of the Fund’s Net Assets
Common Stock		93.8%
Aerospace & Defense	0.8%
Airlines	3.3%
Auto Components	0.9%
Capital Markets	1.1%
Commercial Banks	0.0%
Commercial Services & Supplies	0.3%
Communication Equipment	2.4%
Construction & Engineering	0.2%
Diversified Financial Services	0.9%
Electronic Equipment, Instruments & Components	4.2%
Energy Equipment & Services	8.4%
Food & Staples Retailing	0.7%
Food Products	0.5%
Hotels, Restaurants & Leisure	3.6%
Household Durables	1.5%
Independent Power Producers & Energy Traders	0.5%
Insurance	7.1%
IT Services	1.1%
Machinery	5.2%
Marine	0.5%
Media	0.1%
Metals & Mining	11.9%
Multiline Retail	0.9%
Oil, Gas & Consumable Fuels	17.2%
Paper & Forest Products	4.6%
Real Estate Investment Trusts (REIT)	2.6%
Real Estate Management & Development	0.0%
Semiconductor & Semiconductor Equipment	3.3%
Specialty Retail	0.7%
Textiles, Apparel & Luxury Goods	2.3%
Thrifts & Mortgage Finance	0.1%
Tobacco	3.6%
Trading Companies & Distributors	3.3%
Warrants*		1.1%
Oil, Gas & Consumable Fuels	0.1%
Insurance	1.0%
Other Assets in Excess of Liabiliies		5.1%
Total Net Assets		100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of November 30, 2013 amounted to $23,714,920, representing 8.00% of net assets. A summary of affiliated transactions for the period ended November 30, 2013 is as follows:

Aegis Value Fund

				Tecumseh	Tecumseh
	ALCO	Amerigo	Delta	Products Co.	Products Co.
	Stores Inc.	Resources Ltd.	Apparel Inc	Class A	Class B	Total

August 31, 2013
Balance
Shares	231,978	-	408,602	717,072	413,269	-
Cost	$2,113,477	$-	$2,645,255	$4,667,866	$5,581,996	$15,008,594
Market Value	$3,396,158	$-	$6,741,933	$6,934,086	$3,793,809	$20,865,986

Gross Additions
Shares	-	3,416,200	-	203,916	9,069	-
Cost	$-	$1,233,172	$-	$1,896,604	$68,374	$3,198,150

Gross Deductions
Shares	-	-	-	-	-	-
Cost	$-	$-	$-	$-	$-	$-
Proceeds	$-	$-	$-	$-	$-	$-

November 30, 2013
Balance
Shares	231,978	8,772,500	408,602	920,988	422,338	-
Cost	$2,113,477	$6,268,085	$2,645,255	$6,564,470	$5,650,370	$23,241,657
Market Value	$2,551,758	$2,789,655	$6,823,653	$8,040,225	$3,509,629	$23,714,920

Realized gain (loss)	$-	$-	$-	$-	$-	$-

Investment income	$-	$-	$-	$-	$-	$-

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the ‘‘Advisor’’) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors. The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (‘‘NAV’’) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at November 30, 2013

In accordance with the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosure, fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 − quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 − significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, Preferred stocks, and Warrants. Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2. Certain securities, such as Warrants, whose absence of an active market and whose value is determined by terms of issuance or a relationship to other securities or indexes is consistent with a modeled approach to observable inputs. Such valuation is generally characterized as a Level 2 of the fair value hierarchy.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	29,018,322	576,486	-	29,594,808
Consumer Staples	14,251,121	-	-	14,251,121
Energy	75,705,553	33,758	-	75,739,311
Financials	35,021,695	-	-	35,021,695
Industrials	40,332,872	-	7,995	40,340,867
Information Technology	32,699,482	-	-	32,699,482
Materials	46,058,142	2,789,655	-	48,847,797
Utilities	1,587,449	-	-	1,587,449
Preferred Stock
Energy	-	-	-	-
Warrants
Energy	-	-	284,752	284,752
Financials	2,800,276	-	-	2,800,276
Total	277,474,912	3,399,899	292,747	281,167,558

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)				Investments in Securities Period Ended 11/30/2013
Beginning Balance as of 8/31/13				$6,074
Unrealized gain included in earnings				1,236
Realized losses included in earnings				(44,253)
Sales				44,938
Transfer into Level 3 during the year				284,752
Ending Balance as of 11/30/13				$292,747

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date				$1,236

During the year ended August 31, 2013, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis Value Fund.
Transfers	Market Value
Level 1 into Level 2	$2,789,655
Level 2 into Level 1	$17,539
Level 2 into Level 3	$284,752

The transfers from Level 1 to Level 2 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.

The transfers from Level 2 to Level 1 were due to certain securities switching from an evaluated price obtained from the pricing vendor to a direct quote in an active market.

The transfer from Level 2 to Level 3 was due to a change from an evaluated price obtained from the pricing vendor to a fair valued price, in accordance with the policies and procedures approved by the Board of Directors. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period endedm November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aegis Value Fund, Inc.

By  /s/ Scott L. Barbee
             Scott L. Barbee, President

Date  1/14/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
             Scott L. Barbee, President

Date  1/14/2014

By  /s/ Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date  1/14/2014